Fair Value of Financial Information - Additional Information (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Long-term restricted funds	$ 18	$ 20
Debt securities, available-for-sale	0	35
Debt securities, available-for-sale, amortized cost		36
Debt securities, available-for-sale, unrealized loss	$ 1
Secured Seller Promissory Note [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Notes Payable		795
Fair Value | Homeowner Services Group | Disposal Group, Disposed of by Sale | Level 3
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Secured seller promissory note from the sale of the Homeowner Services Group		$ 798